SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2020
Income Statement Related Disclosures [Abstract]
SELECTED STATEMENTS OF INCOME DATA	SELECTED STATEMENTS OF INCOME DATA
a.Research and development, net:

	Year Ended December 31,
	2020	2019	2018
Total costs	$261,105	$232,118	$218,226
Less - grants and participations	(2,347)	(2,556)	(2,171)
Less - capitalization of software development costs	(40,576)	(35,844)	(32,225)

	$218,182	$193,718	$183,830
b.Financial expenses and other, net:

	Year Ended December 31,
	2020	2019	2018
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$17,596	$16,678	$7,521
Interest	1,543	3,855	3,778

	19,139	20,533	11,299
Financial expenses:
Interest	(7,770)	(11,683)	(11,204)
Debt issuance costs amortization	(3,650)	(2,083)	(1,813)
Exchangeable Senior Notes amortization of discount	(9,648)	(7,153)	(6,855)
Exchange rates differences	(41)	(1,832)	(430)
Other	(2,731)	(2,186)	(1,936)

	(23,840)	(24,937)	(22,238)

Other (expenses) Income, net	(158)	(40)	38

	$(4,859)	$(4,444)	$(10,901)

c.Net earnings per share:
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2020	2019	2018
Net income to ordinary shareholders	$196,346	$185,904	$159,338
2.Denominator (in thousands):

	Year Ended December 31,
	2020	2019	2018
Denominator for basic net earnings per share:
Weighted average number of shares	62,710	62,120	61,387
Effect of dilutive securities:
Add - employee stock options and RSU	1,611	1,682	1,785
Warrants issued in the exchangeable notes transaction	1,635	859	137

Denominator for diluted net earnings per share - adjusted weighted average shares	$65,956	$64,661	$63,309